                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02145


                      Lord Abbett Bond Debenture Fund, Inc.
                      -------------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31/2003
Date of reporting period: 12/31/2003

ITEM 1.   Report to Shareholders.

[LORD ABBETT LOGO]

2003
 ANNUAL
   REPORT

LORD ABBETT
BOND-DEBENTURE FUND


FOR THE YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003

DEAR SHAREHOLDER: We are pleased to provide you with this twelve-month overview of the Lord Abbett Bond-Debenture Fund's (the Fund) strategies and performance for the fiscal year ended December 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD?

A. War and general geopolitical concerns had a largely negative effect on the sentiment of businesses and consumers during the first part of the year. Corporations began the period cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances.

   In June, the Federal Reserve Board (the Fed) cut interest rates 25 basis points to 1%, bringing interest rates to levels not seen in over 40 years. Also during the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions. Both measures were intended to strengthen the nascent economic recovery. Unemployment remained stubbornly high, however, reaching 6.4% by June.

   The U.S. economy showed signs of improvement in the third quarter of 2003. Gross domestic product, a measure of economic strength, expanded at a reported 8.2% rate, annualized--the fastest growth rate in 20 years. The U.S. dollar weakened against the euro throughout the period, making U.S. products more competitive in world markets. Corporate profits also grew, sparking the equity markets and adding to the market gains experienced in the second quarter. As the economy entered the final months of 2003, unemployment numbers improved, falling to 5.7% in December. Productivity data remained strong.

   In the fixed-income markets, equity-sensitive bonds--such as corporate bonds and convertible securities--also responded positively, reflecting improvements in reported profits, greater cash flow and continued balance sheet repair in the corporate sector.

   One of the driving forces behind positive performance in the corporate bond sector was investors' continued

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search for yield in a low interest-rate environment. Willingness to take on risk to achieve additional yield was most evident in the high-yield bond market, where mutual funds experienced record inflows in 2003. Lower credit-quality sectors outperformed investment-grade over much of the year. Emerging market bonds also attracted investors for the same reason.

   For government bonds, however, the fiscal year was a more tumultuous one, framed not only by geopolitical events and economic reports, but also by uncertainty about the Fed's monetary policy. Despite a high level of volatility in the summer, yields on the benchmark 10-year Treasury bond ended the year at levels not far from where they had been 12 months earlier, about 4.25%.

Q. HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003?

A. The Fund returned 20.3%, reflecting the performance for the year ended December 31, 2003 at the Net Asset Value (NAV) of Class A shares with all distributions reinvested for the period. The Fund's benchmark, the Lehman Aggregate Bond Index,(1) returned 4.1% for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of December 31, 2003 are: 1 Year: 14.55%, 5 Years: 4.13% and 10 Years: 6.14%.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. The Fund's flexible investment strategy allows its investment managers to adjust allocations among asset classes as market conditions change. The primary asset classes in which the Fund may participate are high-yield bonds and convertible securities. In addition, the Fund must hold 20% of its net assets in investment-grade corporate bonds, government bonds and/or agencies. The Fund may also invest up to 20% of its net assets in stocks.

   Relative to its benchmark, the Lehman Aggregate Bond Index, the Fund was significantly underweight in U.S. Treasury bonds and other government securities during the period--a fact that contributed to performance, as investment-grade bonds in general significantly underperformed lower-rated credits over the same period. The Fund also invested in stocks, an asset class not represented in its benchmark. This also contributed to performance, as equity markets rose over much of the year.

   Reflecting an expectation of a strengthening economy, rising equity markets, and increased pressure to raise

(1) Lehman Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

--------------------------------------------------------------------------------

interest rates, the Fund's strategy throughout the period was three-fold: 1) enhance the equity-sensitive portion of the portfolio, including high-yield bonds and convertible securities; 2) de-emphasize interest-rate sensitive investments, such as government bonds, while adding more credit-sensitive securities, i.e. bonds of companies where positive catalysts offered the potential for improved credit quality; and 3) reduce or eliminate lower-yielding Treasury bonds while selectively adding higher-yielding, lower-quality credits, particularly CCC rated credits. All three strategies contributed to performance for the period.

   The Fund's participation in the CCC credits, the lower-quality end of the high-yield bond asset class, has never been significant, given its volatility. Nor would a significant position be consistent with the Fund's focus, which is not purely high yield and requires that at least 20% of its asset allocation be in investment-grade securities. Nonetheless, given the extraordinary performance of this sector throughout 2003, a number of select CCC rated bonds that met Lord Abbett's rigorous credit analysis were added to the portfolio. The portfolio's weighting in CCC rated bonds was 7.5% at the end of 2003, up from 2.8% at the beginning of the year.

   High-yield bonds are equity-sensitive, tending to improve in price as corporate profits grow, balance sheets strengthen and credit quality improves. Contributing to performance in the period were the Fund's positions in the high-yield bonds of companies in the cable, telecommunications, airlines and auto parts industries. Detracting from performance in the high-yield sector were select credits in chemicals, metals and mining, textile and health services.

   A rising equity market drove returns to attractive levels in another equity-sensitive market, convertible securities, where positive performance was broad based, including securities in the metals and mining, electric generation, leisure and telecommunication industries. Detracting from performance were select credits of companies in energy exploration and production, computer hardware and non-electric utilities.

   The Fund's flexible investment strategy also included an allocation to stocks in the fiscal year. The Fund's portfolio managers worked with Lord Abbett's equity specialists to identify value companies, particularly in the U.S. large-cap sector. Companies in the large-cap sector typically have an international presence and may find their competitive position improving as the U.S. dollar weakens. Positive performance was broad-based here as well and included the stocks of select companies in wireless telecommunications, software services, banking, metals and mining and machinery industries. Detracting from performance in the equity portion were positions in electronics, diversified capital

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goods and pharmaceuticals, especially a single pharmaceutical firm where expiring patents depressed returns; these were not industry stories, as stocks in these same categories also added to performance in the period.

   Performance in the high-grade investment sector was positive overall with particular strength in financial services, media services, cable, beverage and telecommunications sectors. The Fund had minimal to no exposure to the low-yielding government bond market during the fiscal year. The Fund's portfolio is actively managed and, therefore, its holdings are subject to change. Sectors may include many industries.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of December 31, 2003; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PERFORMANCE DATA QUOTED ABOVE IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END (AVAILABLE WITHIN SEVEN BUSINESS DAYS OF THE MOST RECENT MONTH END) BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Aggregate Bond Index and Credit Suisse First Boston High Yield Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

             THE FUND (CLASS A SHARES)      THE FUND (CLASS A SHARES)   LEHMAN AGGREGATE          CREDIT SUISSE FIRST
                    AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(1)      BOND INDEX(2)   BOSTON HIGH YIELD INDEX(2)
  12/31/93                    $ 10,000                       $  9,525           $ 10,000                     $ 10,000
  12/31/94                    $  9,613                       $  9,156           $  9,708                     $  9,903
  12/31/95                    $ 11,295                       $ 10,759           $ 11,501                     $ 11,624
  12/31/96                    $ 12,556                       $ 11,959           $ 11,919                     $ 13,068
  12/31/97                    $ 14,149                       $ 13,477           $ 13,069                     $ 14,718
  12/31/98                    $ 14,823                       $ 14,119           $ 14,204                     $ 14,803
  12/31/99                    $ 15,401                       $ 14,669           $ 14,088                     $ 15,289
12/31/2000                    $ 15,268                       $ 14,543           $ 15,726                     $ 14,492
12/31/2001                    $ 16,010                       $ 15,250           $ 17,054                     $ 15,330
12/31/2002                    $ 15,837                       $ 15,085           $ 18,802                     $ 15,806
12/31/2003                    $ 19,049                       $ 18,144           $ 19,572                     $ 20,223

                              FISCAL YEAR-END 12/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED DECEMBER 31, 2003

                        1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS
          CLASS A(3)     14.55%      4.13%      6.14%             --
          CLASS B(4)     15.43%      4.35%        --            6.03%
          CLASS C(5)     19.43%      4.49%        --            6.18%
          CLASS P(6)     20.10%      5.29%        --            5.26%
          CLASS Y(7)     20.58%      5.53%        --            4.88%

(1) Reflects the deduction of the maximum initial sales charge of 4.75%.
(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indices is not necessarily representative of the Fund's performance.
(3) Total return, which is the percentage change in net asset value, after deduction of the maximum sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2003 using the SEC-required uniform method to compute such return.
(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 0% for 5 years and for the life of the class.
(5) Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on August 21, 1998. Performance is at net asset value.
(7) Class Y shares commenced operations on March 27, 1998. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.44%

ASSET-BACKED SECURITIES 0.14%

AIRLINES 0.14%
Continental Airlines 1997-1 B
(Cost $10,553,192)                                           7.461%        4/1/2013   $  13,093   $    11,450,708
                                                                                                  ---------------

                                                                                         SHARES
                                                                                          (000)
                                                                                         ------
COMMON STOCKS 6.27%

AGRICULTURE 0.04%
Archer-Daniels-Midland Co.                                                                  200         3,044,000
                                                                                                  ---------------
BANKING 0.43%
Bank of New York Co., Inc.                                                                  375        12,420,000
Wachovia Corp.^                                                                             500        23,295,000
                                                                                                  ---------------
TOTAL                                                                                                  35,715,000
                                                                                                  ---------------

BEVERAGE 0.26%
PepsiCo, Inc.^                                                                              450        20,979,000
                                                                                                  ---------------

CHEMICALS 0.69%
E.I. du Pont de Nemours & Co.^                                                              500        22,945,000
Eastman Chemical Co.                                                                        275        10,870,750
Praxair, Inc.                                                                               600        22,920,000
                                                                                                  ---------------
TOTAL                                                                                                  56,735,750
                                                                                                  ---------------

COMPUTER HARDWARE 0.13%
Apple Computer, Inc.*                                                                       500        10,685,000
                                                                                                  ---------------

DIVERSIFIED CAPITAL GOODS 0.26%
3M Co.^                                                                                     250        21,257,500
                                                                                                  ---------------

ELECTRIC-INTEGRATED 0.25%
Northeast Utilities^                                                                      1,000        20,170,000
                                                                                                  ---------------

ELECTRONICS 0.53%
Emerson Electric Co.                                                                        375        24,281,250
Hubbell, Inc.^                                                                              350        15,435,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                         SHARES
INVESTMENTS                                                                               (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp.*^                                                                     250   $     3,635,000
                                                                                                  ---------------
TOTAL                                                                                                  43,351,250
                                                                                                  ---------------

ENERGY - EXPLORATION & PRODUCTION 0.14%
Exxon Mobil Corp.^                                                                          275        11,275,000
                                                                                                  ---------------

FOOD - WHOLESALE 0.49%
Conagra Foods, Inc.^                                                                        250         6,597,500
General Mills, Inc.^                                                                        200         9,060,000
Kellogg Co.^                                                                                650        24,752,000
                                                                                                  ---------------
TOTAL                                                                                                  40,409,500
                                                                                                  ---------------

FORESTRY/PAPER 0.22%
International Paper Co.^                                                                    350        15,088,500
Plum Creek Timber Co., Inc.                                                                 100         3,045,000
                                                                                                  ---------------
TOTAL                                                                                                  18,133,500
                                                                                                  ---------------

HEALTH SERVICES 0.06%
Pharm Product Development, Inc.*^                                                           200         5,394,000
                                                                                                  ---------------

INTEGRATED ENERGY 0.32%
ChevronTexaco Corp.^                                                                        300        25,917,000
                                                                                                  ---------------

METALS/MINING 0.29%
Alcoa, Inc.^                                                                                500        19,000,000
Placer Dome, Inc.(a)                                                                        250         4,477,500
                                                                                                  ---------------
TOTAL                                                                                                  23,477,500
                                                                                                  ---------------

MULTI-LINE INSURANCE 0.23%
MetLife, Inc.^                                                                              450        15,151,500
SAFECO Corp.                                                                                100         3,893,000
                                                                                                  ---------------
TOTAL                                                                                                  19,044,500
                                                                                                  ---------------

NON-ELECTRIC UTILITIES 0.12%
National Fuel Gas Co.^                                                                      300         7,332,000
Semco Energy, Inc.                                                                          489         2,395,027
                                                                                                  ---------------
TOTAL                                                                                                   9,727,027
                                                                                                  ---------------

OIL REFINING & MARKETING 0.12%
Anadarko Petroleum Corp.^                                                                   200        10,202,000
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                         SHARES
INVESTMENTS                                                                               (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS 0.30%
Merck & Co., Inc.                                                                           350   $    16,170,000
Mylan Laboratories, Inc.                                                                    350         8,841,000
                                                                                                  ---------------
TOTAL                                                                                                  25,011,000
                                                                                                  ---------------

PRINTING & PUBLISHING 0.19%
Tribune Co.^                                                                                300        15,480,000
                                                                                                  ---------------

RAILROADS 0.18%
Union Pacific Corp.                                                                         210        14,590,800
                                                                                                  ---------------

REAL ESTATE INVESTMENT TRUSTS 0.36%
Healthcare Realty Trust, Inc.                                                               150         5,362,500
Simon Property Group, Inc.                                                                  517        23,967,511
                                                                                                  ---------------
TOTAL                                                                                                  29,330,011
                                                                                                  ---------------

RESTAURANTS 0.08%
McDonald's Corp.                                                                            250         6,207,500
                                                                                                  ---------------

SOFTWARE/SERVICES 0.30%
Automatic Data Processing, Inc.                                                             375        14,853,750
BEA Systems, Inc.*^                                                                         300         3,690,000
EMC Corp.*^                                                                                 450         5,814,000
                                                                                                  ---------------
TOTAL                                                                                                  24,357,750
                                                                                                  ---------------

TELECOM - INTEGRATED/SERVICES 0.27%
Amdocs Ltd.*(a)                                                                             200         4,496,000
Verizon Communications, Inc.^                                                               500        17,540,000
                                                                                                  ---------------
TOTAL                                                                                                  22,036,000
                                                                                                  ---------------

TELECOM - WIRELESS 0.01%
Nextel Communications, Inc.*^                                                                40         1,130,257
                                                                                                  ---------------
TOTAL COMMON STOCKS (Cost $443,763,969)                                                               513,660,845
                                                                                                  ===============

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)
                                                          -------------------------------------
CONVERTIBLE BONDS 10.57%

AEROSPACE/DEFENSE 0.54%
EDO Corp.                                                     5.25%       4/15/2007   $  15,000        16,818,750
L-3 Comm Hldgs. Corp.^                                        4.00%       9/15/2011      25,000        27,468,750
                                                                                                  ---------------
TOTAL                                                                                                  44,287,500
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT 0.10%
Deutsche Bank Financial                                       2.75%        2/8/2008   $   8,500   $     8,457,500
                                                                                                  ---------------

COMPUTER HARDWARE 0.35%
ASML Holding N.V.(a)                                          5.75%      10/15/2006      15,000        19,725,000
Maxtor Corp.                                                  6.80%       4/30/2010       6,000         8,602,500
                                                                                                  ---------------
TOTAL                                                                                                  28,327,500
                                                                                                  ---------------

DIVERSIFIED CAPITAL GOODS 0.27%
Tyco Int'l. Group(a)                                          2.75%       1/15/2018      17,500        22,421,875
                                                                                                  ---------------

ELECTRONICS 1.25%
Artesyn Tech, Inc.                                            5.50%       8/15/2010       4,750         6,471,875
Flir Systems, Inc.+                                           3.00%        6/1/2023      10,000        11,050,000
LSI Logic Corp.                                               4.00%       11/1/2006       5,000         4,912,500
Micron Technology, Inc.                                       2.50%        2/1/2010      16,000        21,240,000
RF Micro Devices, Inc.                                        1.50%        7/1/2010      11,250        17,071,875
St Microelectronics N.V.(a)(d)                         Zero Coupon         7/5/2013      17,500        18,742,797
Teradyne, Inc.                                                3.75%      10/15/2006      20,000        23,100,000
                                                                                                  ---------------
TOTAL                                                                                                 102,589,047
                                                                                                  ---------------

ENERGY - EXPLORATION & PRODUCTION 0.23%
Kerr-McGee Corp.                                              5.25%       2/15/2010      18,005        19,062,794
                                                                                                  ---------------

FOOD - WHOLESALE 0.32%
Nestle Hldgs., Inc.                                           3.00%        5/9/2005      23,000        26,622,500
                                                                                                  ---------------

HEALTH SERVICES 0.96%
Abgenix, Inc.                                                 3.50%       3/15/2007       5,000         4,668,750
Lehman Brothers Holdings, Inc.                                0.25%       5/27/2008      10,000        10,000,000
Lifepoint Hospitals Holdings                                  4.50%        6/1/2009      30,000        30,262,500
Medtronic, Inc.                                               1.25%       9/15/2021         500           514,375
Universal Hlth Services, Inc.                                0.426%       6/23/2020      50,000        33,187,500
                                                                                                  ---------------
TOTAL                                                                                                  78,633,125
                                                                                                  ---------------

HOUSEHOLD & LEISURE PRODUCTS 0.23%
Costco Cos., Inc.                                      Zero Coupon        8/19/2017      22,000        18,727,500
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS & MISCELLANEOUS
FINANCIAL SERVICES 0.23%
Lehman Brothers Holdings                                      0.25%       6/24/2008   $  18,000   $    18,450,000
                                                                                                  ---------------

MEDIA - BROADCAST 0.07%
Sinclair Broadcast Group, Inc.                               4.875%#      7/15/2018       5,000         5,518,750
                                                                                                  ---------------

MEDIA - DIVERSIFIED 0.98%
Interpublic Group of Cos., Inc.                               1.87%        6/1/2006      19,025        17,645,688
Liberty Media Corp. Class A                                   3.25%       3/15/2031      27,000        28,215,000
Mediacom Communications Corp.                                 5.25%        7/1/2006      10,600        10,308,500
The Walt Disney Co.                                          2.125%       4/15/2023      23,000        24,466,250
                                                                                                  ---------------
TOTAL                                                                                                  80,635,438
                                                                                                  ---------------

MEDIA - SERVICES 0.38%
Lamar Advertising Co.                                        2.875%      12/31/2010      30,000        30,900,000
                                                                                                  ---------------

OIL FIELD EQUIPMENT & SERVICES 0.25%
Parker Drilling Co.                                           5.50%        8/1/2004      20,000        20,075,000
                                                                                                  ---------------

PHARMACEUTICALS 0.98%
Amgen, Inc.                                            Zero Coupon         3/1/2032      10,000         7,587,500
Cell Therapeutics, Inc.                                       5.75%       6/15/2008       2,998         3,095,435
Cephalon, Inc.                                                2.50%      12/15/2006      12,500        11,984,375
Enzon Pharmaceuticals, Inc.^                                  4.50%        7/1/2008      15,000        13,237,500
Gilead Sciences, Inc.                                         2.00%      12/15/2007       8,500        11,645,000
Teva Pharmaceutical Industries(a)                            0.375%      11/15/2022      19,100        26,596,750
Vertex Pharmaceuticals, Inc.                                  5.00%       9/19/2007       7,000         6,247,500
                                                                                                  ---------------
TOTAL                                                                                                  80,394,060
                                                                                                  ---------------

PROPERTY & CASUALTY 0.13%
First American Corp.                                          4.50%       4/15/2008       9,500        10,663,750
                                                                                                  ---------------

REAL ESTATE INVESTMENT TRUSTS 0.16%
EOP Operating LP                                              7.25%#     11/15/2008      12,000        12,750,000
                                                                                                  ---------------

SOFTWARE/SERVICES 1.93%
Affiliated Computers Services, Inc.                           3.50%       2/15/2006      12,500        15,875,000
BEA Systems, Inc.^                                            4.00%      12/15/2006      14,000        14,122,500
Documentum, Inc.                                              4.50%        4/1/2007      14,000        16,747,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
First Data Corp.^                                             2.00%        3/1/2008   $  25,000   $    27,187,500
Manugistics Group, Inc.                                       5.00%       11/1/2007      25,000        23,156,250
Mentor Graphics Corp.                                        6.875%       6/15/2007      21,000        22,443,750
Mercury Interactive Corp.                                     4.75%        7/1/2007      20,000        19,925,000
Wind River Systems, Inc.                                      3.75%      12/15/2006      20,000        18,750,000
                                                                                                  ---------------
TOTAL                                                                                                 158,207,500
                                                                                                  ---------------

SUPPORT-SERVICES 0.04%
Kroll, Inc.+(c)                                               1.75%       1/15/2014       3,000         3,097,500
                                                                                                  ---------------

TELECOM - WIRELESS 0.20%
Nextel Communications, Inc.                                   5.25%       1/15/2010      15,700        16,014,000
                                                                                                  ---------------

TELECOMMUNICATIONS EQUIPMENT 0.86%
Corning, Inc.                                                 3.50%       11/1/2008      34,500        42,909,375
LSI Logic Corp.                                               4.00%       5/15/2010      25,000        27,906,250
                                                                                                  ---------------
TOTAL                                                                                                  70,815,625
                                                                                                  ---------------

THEATERS & ENTERTAINMENT 0.11%
Alloy, Inc.+                                                 5.375%        8/1/2023       9,450         9,261,000
                                                                                                  ---------------
TOTAL CONVERTIBLE BONDS (Cost $802,513,094)                                                           865,911,964
                                                                                                  ===============

                                                                                         SHARES
                                                                                          (000)
                                                                                         ------
CONVERTIBLE PREFERRED STOCKS 3.85%

AEROSPACE/DEFENSE 0.23%
Raytheon Co.^                                                 8.25%                         350        18,998,000
                                                                                                  ---------------

AUTOMOTIVE 0.09%
Ford Motor Co. Cap. Tr.                                       6.50%                         129         7,226,990
                                                                                                  ---------------

ELECTRIC-DISTR/TRANS 0.41%
FPL Group, Inc.^                                              8.00%                         600        33,894,000
                                                                                                  ---------------

ELECTRIC-INTEGRATED 0.35%
Dominion Resources, Inc.^                                     9.50%                         500        28,625,000
                                                                                                  ---------------

ENERGY - EXPLORATION & PRODUCTION 0.24%
Kerr-McGee Corp.                                              5.50%                         400        19,960,000
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                          INTEREST                       SHARES
INVESTMENTS                                                   RATE                        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
FORESTRY/PAPER 0.25%
Temple-Inland, Inc.^                                          7.50%                         350   $    20,342,000
                                                                                                  ---------------

HEALTH SERVICES 0.63%
Anthem, Inc.                                                  6.00%                         225        19,851,750
Baxter Int'l., Inc.^                                          7.00%                         350        19,337,500
Omnicare, Inc.^                                               4.00%                         200        12,750,000
                                                                                                  ---------------
TOTAL                                                                                                  51,939,250
                                                                                                  ---------------

HOUSEHOLD & LEISURE PRODUCTS 0.04%
Six Flags, Inc.^                                              7.25%                         151         3,457,900
                                                                                                  ---------------

INVESTMENTS & MISCELLANEOUS
FINANCIAL SERVICES 0.22%
Alamosa Holdings                                              7.50%                          35        12,118,750
Doral Financial Corp.+                                        4.75%                          24         6,217,500
                                                                                                  ---------------
TOTAL                                                                                                  18,336,250
                                                                                                  ---------------

MEDIA - BROADCAST 0.21%
Sinclair Broadcast Group, Inc.^                               6.00%                         340        16,779,000
                                                                                                  ---------------

METALS/MINING 0.41%
Phelps Dodge Corp.^                                           6.75%                         200        33,840,000
                                                                                                  ---------------

MULTI-LINE INSURANCE 0.40%
Prudential Financial, Inc.^                                   6.75%                         500        32,550,000
                                                                                                  ---------------

PRINTING & PUBLISHING 0.08%
Interpublic Group of Cos., Inc.                              5.375%                         117         6,687,010
                                                                                                  ---------------

SOFTWARE/SERVICES 0.10%
Electronic Data Systems Corp.                                7.625%                         350         8,025,500
                                                                                                  ---------------

TELECOM - WIRELESS 0.08%
Sprint Corp.                                                 7.125%                         856         6,079,375
                                                                                                  ---------------

TELECOMMUNICATIONS EQUIPMENT 0.11%
Motorola, Inc.^                                               7.00%                         200         8,686,000
                                                                                                  ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $288,901,354)                                                                                   315,426,275
                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
FOREIGN BONDS 0.27%

FOREIGN SOVEREIGN 0.27%
Republic of Panama(a)                                        9.375%       7/23/2012   $   5,000   $     5,725,000
United Mexican States^(a)                                   10.375%       2/17/2009      13,000        16,510,000
                                                                                                  ---------------
TOTAL FOREIGN BONDS (Cost $19,011,080)                                                                 22,235,000
                                                                                                  ===============

GOVERNMENT SPONSORED ENTERPRISES BONDS 1.05%
Federal Home Loan Mortgage Corp.                              7.00%       7/15/2005      80,000        86,466,160
(Cost $82,001,509)                                                                                ===============

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.13%
Federal National Mortgage Assoc. 253114                       8.00%        3/1/2030           6             6,804
Federal National Mortgage Assoc. 253346                       7.50%        6/1/2030       4,230         4,521,894
Federal National Mortgage Assoc. 254008                       7.00%       10/1/2031       6,206         6,572,675
Federal National Mortgage Assoc. 254240                       7.00%        3/1/2032      15,197        16,096,804
Federal National Mortgage Assoc. 254312                       7.00%        5/1/2032       7,081         7,499,905
Federal National Mortgage Assoc. 254904                       5.50%       10/1/2033      24,713        25,055,516
Federal National Mortgage Assoc. 513651                       7.00%        9/1/2029       1,611         1,707,363
Federal National Mortgage Assoc. 535145                       8.00%        2/1/2030       5,248         5,681,370
Federal National Mortgage Assoc. 535281                       8.00%        4/1/2030       7,861         8,510,044
Federal National Mortgage Assoc. 535669                       7.00%        1/1/2031       2,275         2,409,279
Federal National Mortgage Assoc. 545278                       7.50%       11/1/2031       2,573         2,750,957
Federal National Mortgage Assoc. 555592                       5.50%        7/1/2033      82,326        83,465,294
Federal National Mortgage Assoc. 591467                       7.00%        9/1/2031       6,405         6,783,767
Federal National Mortgage Assoc. 597060                       7.00%        9/1/2031       3,252         3,443,978
                                                                                                  ---------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS
(Cost $171,434,545)                                                                                   174,505,650
                                                                                                  ===============

HIGH YIELD CORPORATE BONDS 69.26%

AEROSPACE/DEFENSE 1.22%
Alliant Techsystems, Inc.                                     8.50%       5/15/2011      15,000        16,575,000
DRS Tech, Inc.+                                              6.875%       11/1/2013      20,000        20,650,000
Esterline Tech Corp.+                                         7.75%       6/15/2013      15,000        16,200,000
L-3 Comm Hldgs Corp.+                                        6.125%       1/15/2014       5,500         5,541,250
L-3 Comm Hldgs Corp.                                         7.625%       6/15/2012      12,500        13,609,375
Titan Corp.+^                                                 8.00%       5/15/2011      24,250        27,645,000
                                                                                                  ---------------
TOTAL                                                                                                 100,220,625
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
AIRLINES 0.39%
America West Airlines, Inc.^                                 10.75%        9/1/2005   $  10,000   $     9,750,000
American Airlines^                                           8.608%        4/1/2011       9,500         8,657,103
Delta Air Lines, Inc.^                                      10.375%        2/1/2011       6,000         5,002,500
Delta Air Lines, Inc.                                        7.711%       9/18/2011      10,000         8,866,580
                                                                                                  ---------------
TOTAL                                                                                                  32,276,183
                                                                                                  ---------------

APPAREL/TEXTILES 0.33%
Dan River, Inc.+                                             12.75%       4/15/2009       5,000         1,825,000
Levi Strauss & Co.                                          11.625%       1/15/2008       5,000         3,287,500
Oxford Industries, Inc.+                                     8.875%        6/1/2011       6,000         6,592,500
Phillips-Van Heusen Corp.                                    8.125%        5/1/2013       5,000         5,337,500
Tommy Hilfiger USA, Inc.^                                     6.85%        6/1/2008      10,000        10,075,000
                                                                                                  ---------------
TOTAL                                                                                                  27,117,500
                                                                                                  ---------------

AUTO LOANS 0.46%
Ford Motor Credit Corp.                                       7.25%      10/25/2011      35,000        38,016,720
                                                                                                  ---------------

AUTO PARTS & EQUIPMENT 2.55%
Advanced Accessory Systems                                   10.75%       6/15/2011       6,000         6,637,500
Arvin Meritor, Inc.^                                          8.75%        3/1/2012      15,000        17,250,000
Collins & Aikman Products Co.                                10.75%      12/31/2011      13,300        13,133,750
Collins & Aikman Products Co.^                               11.50%       4/15/2006       5,000         4,625,000
Cummins, Inc.+                                                9.50%       12/1/2010      16,650        19,230,750
Dana Corp.^                                                 10.125%       3/15/2010      15,000        17,550,000
Delco Remy Int'l., Inc.^                                     8.625%      12/15/2007       7,000         7,192,500
Delco Remy Int'l., Inc.^                                     11.00%        5/1/2009      26,600        27,664,000
Dura Operating Corp.^                                         9.00%        5/1/2009      20,000        20,100,000
Goodyear Tire & Rubber Co.^                                  7.857%       8/15/2011      17,000        14,917,500
Tenneco Automotive, Inc.^                                    10.25%       7/15/2013       5,000         5,712,500
Tenneco Automotive, Inc.^                                   11.625%      10/15/2009      23,500        25,497,500
TRW Automotive, Inc.^                                        11.00%       2/15/2013      25,000        29,562,500
                                                                                                  ---------------
TOTAL                                                                                                 209,073,500
                                                                                                  ---------------

AUTOMOTIVE 0.48%
General Motors Corp.^                                         7.20%       1/15/2011      30,000        33,030,450
Navistar Int'l. Corp.^                                       9.375%        6/1/2006       5,000         5,543,750
Venture Holding Trust(b)                                      9.50%        7/1/2005      10,000           300,000
                                                                                                  ---------------
TOTAL                                                                                                  38,874,200
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
BANKING 0.44%
Regions Financial Corp.                                       7.00%        3/1/2011   $  14,000   $    15,805,118
Wells Fargo & Co.                                              5.1%#       5/6/2018      20,000        20,399,120
                                                                                                  ---------------
TOTAL                                                                                                  36,204,238
                                                                                                  ---------------

BEVERAGE 0.15%
Le-Natures, Inc.+                                             9.00%       6/15/2013      11,500        12,190,000
                                                                                                  ---------------

BUILDING & CONSTRUCTION 0.92%
Beazer Homes USA, Inc.+                                       6.50%      11/15/2013      15,000        15,056,250
Beazer Homes USA, Inc.^                                      8.375%       4/15/2012       8,250         9,136,875
D. R. Horton, Inc.^                                          6.875%        5/1/2013       5,100         5,457,000
Lennar Corp.                                                 7.625%        3/1/2009      15,000        17,326,965
Schuler Homes, Inc.                                          9.375%       7/15/2009      15,000        16,950,000
William Lyon Homes                                           10.75%        4/1/2013      10,000        11,425,000
                                                                                                  ---------------
TOTAL                                                                                                  75,352,090
                                                                                                  ---------------

BUILDING MATERIALS 1.56%
American Builders & Contractors                             10.625%       5/15/2007       9,200         9,568,000
American Standard Cos., Inc.                                  8.25%        6/1/2009      30,000        34,800,000
American Standard Cos., Inc.^                                7.625%       2/15/2010       5,000         5,700,000
Interface, Inc.^                                              9.50%      11/15/2005      16,000        15,600,000
Jacuzzi Brands, Inc.+                                        9.625%        7/1/2010      27,500        30,387,500
National Waterworks, Inc.                                    10.50%       12/1/2012       2,250         2,525,625
Nortek, Inc.**+                                        0.00%/10.00%    11/15/2007 &
                                                                          5/15/2011       9,000         6,547,500
Nortek, Inc.                                                 8.875%        8/1/2008       7,500         7,884,375
Nortek, Inc.^                                                9.875%       6/15/2011       5,000         5,537,500
Texas Industries, Inc.                                       10.25%       6/15/2011       8,000         9,080,000
                                                                                                  ---------------
TOTAL                                                                                                 127,630,500
                                                                                                  ---------------

CHEMICALS 2.18%
Airgas, Inc.                                                  7.75%       9/15/2006       5,000         5,275,000
Airgas, Inc.                                                 9.125%       10/1/2011       4,000         4,510,000
Ferro Corp.                                                  9.125%        1/1/2009      12,000        14,192,100
Huntsman ICI Chemicals LLC^                                 10.125%        7/1/2009      10,000        10,350,000
IMC Global, Inc.                                             11.25%        6/1/2011       3,000         3,315,000
IMC Global, Inc.^                                            11.25%        6/1/2011      36,000        39,780,000
Koppers Industry, Inc.+                                      9.875%      10/15/2013       3,000         3,322,500
Kraton Polymers LLC+^                                        8.125%       1/15/2014       1,500         1,567,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                       9.625%        5/1/2007   $  21,450   $    22,844,250
Methanex Corp.(a)                                             8.75%       8/15/2012       3,250         3,640,000
Rhodia S.A.+^(a)                                             8.875%        6/1/2011      40,000        37,000,000
Rockwood Specialties Corp.+                                 10.625%       5/15/2011       4,000         4,480,000
Terra Capital, Inc.                                          11.50%        6/1/2010      15,000        15,750,000
Texas Petrochemical Corp.^(b)                               11.125%        7/1/2006      18,500         6,012,500
United Industries Corp.                                      9.875%        4/1/2009       6,000         6,315,000
                                                                                                  ---------------
TOTAL                                                                                                 178,353,850
                                                                                                  ---------------

COMPUTER HARDWARE 0.33%
Corning, Inc.                                                 8.30%        4/4/2025      15,000        15,487,500
Seagate Technology HDD Hldgs., Inc.^(a)                       8.00%       5/15/2009      10,500        11,366,250
                                                                                                  ---------------
TOTAL                                                                                                  26,853,750
                                                                                                  ---------------

CONSUMER-PRODUCTS 1.02%
American Greetings Corp.^                                    11.75%       7/15/2008      12,500        14,500,000
Chattem, Inc.^                                               8.875%        4/1/2008      10,000        10,350,000
Int'l. Flavors & Fragrances, Inc.^                            6.45%       5/15/2006      15,000        16,300,020
Johnsondiversey, Inc.                                        9.625%       5/15/2012       9,000        10,080,000
Rayovac Corp.                                                 8.50%       10/1/2013      30,000        31,950,000
                                                                                                  ---------------
TOTAL                                                                                                  83,180,020
                                                                                                  ---------------

DIVERSIFIED CAPITAL GOODS 0.81%
Blount, Inc.                                                 13.00%        8/1/2009      20,000        21,650,000
Eagle-Picher, Inc.+                                           9.75%        9/1/2013       8,000         8,680,000
Tyco Int'l. Group+(a)                                         6.00%      11/15/2013       5,000         5,175,000
Tyco Int'l. Group^(a)                                        6.375%       6/15/2005      20,000        21,150,000
Vicap S.A.^(a)                                              11.375%       5/15/2007      10,000         9,850,000
                                                                                                  ---------------
TOTAL                                                                                                  66,505,000
                                                                                                  ---------------

ELECTRIC-GENERATION 1.73%
AES Corp.+                                                    8.75%       5/15/2013      15,000        16,837,500
AES Corp.                                                     9.50%        6/1/2009      15,000        16,706,250
Calpine Corp.^                                               7.875%        4/1/2008      20,000        15,700,000
Calpine Corp.+^                                               8.50%       7/15/2010      10,000         9,800,000
Calpine Corp.                                                 8.50%       2/15/2011      35,000        27,868,750
NRG Energy, Inc.+                                             8.00%      12/15/2013      15,000        15,843,750
Reliant Resources, Inc.+                                      9.50%       7/15/2013      36,000        38,700,000
                                                                                                  ---------------
TOTAL                                                                                                 141,456,250
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
ELECTRIC-INTEGRATED 1.31%
Duke Energy Corp.                                            5.375%        1/1/2009   $  10,000   $    10,558,100
PPL Energy Supply LLC^                                        6.40%       11/1/2011      12,000        13,129,668
PSEG Energy Holdings, Inc.^                                   8.50%       6/15/2011      10,000        11,137,500
PSEG Energy Holdings, Inc.^                                  8.625%       2/15/2008      15,000        16,443,750
TECO Energy, Inc.                                             7.50%       6/15/2010      40,000        43,000,000
Texas Utilities Corp.^                                       6.375%       6/15/2006      12,500        13,281,250
                                                                                                  ---------------
TOTAL                                                                                                 107,550,268
                                                                                                  ---------------

ELECTRONICS 0.31%
Amkor Technology, Inc.^                                       7.75%       5/15/2013       7,500         8,081,250
Sanmina Corp.                                               10.375%       1/15/2010      15,000        17,625,000
                                                                                                  ---------------
TOTAL                                                                                                  25,706,250
                                                                                                  ---------------

ENERGY - EXPLORATION & PRODUCTION 2.43%
Chesapeake Energy Corp.+                                     6.875%       1/15/2016       5,000         5,175,000
Chesapeake Energy Corp.^                                      7.75%       1/15/2015      10,000        10,900,000
Chesapeake Energy Corp.                                      8.375%       11/1/2008      10,000        11,050,000
El Paso Production, Co.+                                      7.75%        6/1/2013      50,000        49,500,000
Energy Partners Ltd.                                          8.75%        8/1/2010      10,000        10,450,000
Forest Oil Corp.^                                             7.75%        5/1/2014      10,000        10,625,000
Forest Oil Corp.                                              8.00%       6/15/2008      15,000        16,425,000
Houston Exploration Co.+                                      7.00%       6/15/2013       7,000         7,262,500
KCS Energy Services, Inc.                                    8.875%       1/15/2006      10,000        10,250,000
Magnum Hunter Resources Corp.^                                9.60%       3/15/2012       8,000         9,120,000
Pogo Producing Co.                                          10.375%       2/15/2009      15,000        15,975,000
Range Resources Corp.                                        7.375%       7/15/2013      20,000        20,100,000
Stone Energy Corp.                                            8.25%      12/15/2011       5,000         5,475,000
Swift Energy Co.                                             9.375%        5/1/2012      15,000        16,575,000
                                                                                                  ---------------
TOTAL                                                                                                 198,882,500
                                                                                                  ---------------

ENVIRONMENTAL 1.47%
Allied Waste North America, Inc.+                             6.50%      11/15/2010       5,000         5,150,000
Allied Waste North America, Inc.                             10.00%        8/1/2009      65,000        70,525,000
Allied Waste North America, Inc., Series B                   7.875%        1/1/2009      25,000        26,187,500
Nalco Co.+                                                   8.875%      11/15/2013       7,500         7,987,500
Waste Management, Inc.                                        7.10%        8/1/2026      10,000        10,851,850
                                                                                                  ---------------
TOTAL                                                                                                 120,701,850
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS 1.47%
Ahold Finance USA, Inc.                                       8.25%       7/15/2010   $  17,750   $    19,436,250
Couche-Tard+                                                  7.50%      12/15/2013       7,000         7,367,500
Ingles Markets, Inc.^                                        8.875%       12/1/2011      21,500        21,715,000
Rite Aid Corp.                                               8.125%        5/1/2010      32,150        34,722,000
Roundy's, Inc.                                               8.875%       6/15/2012      10,000        10,725,000
Stater Brothers Holdings, Inc.^                              10.75%       8/15/2006      25,000        26,468,750
                                                                                                  ---------------
TOTAL                                                                                                 120,434,500
                                                                                                  ---------------

FOOD - WHOLESALE 2.37%
American Seafood Group LLC                                  10.125%       4/15/2010      11,500        13,728,125
Corn Products Int'l., Inc.                                    8.25%       7/15/2007      20,000        22,000,000
Corn Products Int'l., Inc.                                    8.45%       8/15/2009       6,000         6,735,000
Dean Foods Co.                                               6.625%       5/15/2009      10,000        10,550,000
Dean Foods Co.                                                8.15%        8/1/2007      15,000        16,650,000
Del Monte Corp.                                              8.625%      12/15/2012      10,000        11,000,000
Del Monte Corp.                                               9.25%       5/15/2011      15,000        16,650,000
Dole Food Co.                                                 8.75%#      7/15/2013      20,000        22,150,000
Dole Food Co.                                                8.875%       3/15/2011       7,000         7,717,500
Gruma S.A. de CV(a)                                          7.625%      10/15/2007       8,000         8,640,000
Land O' Lakes, Inc.                                           8.75%      11/15/2011      12,150        10,692,000
Land O' Lakes, Inc.+                                          9.00%      12/15/2010      14,400        14,580,000
Michael Foods, Inc.+                                          8.00%      11/15/2013      13,750        14,403,125
Pinnacle Foods Corp.+                                         8.25%       12/1/2013       9,375         9,750,000
Smithfield Foods, Inc.                                        7.75%       5/15/2013       8,450         8,830,250
                                                                                                  ---------------
TOTAL                                                                                                 194,076,000
                                                                                                  ---------------

FORESTRY/PAPER 3.76%
Abitibi-Consolidated, Inc.(a)                                 8.55%        8/1/2010      27,500        30,670,750
Boise Cascade Corp                                            7.00%       11/1/2013      15,000        15,616,560
Bowater, Inc.^                                                6.50%       6/15/2013      30,000        29,165,640
Buckeye Technologies, Inc.^                                   8.00%      10/15/2010      20,000        19,700,000
Corp. Durango S.A. de CV+^(a)(b)                             13.75%       7/15/2009      10,000         6,050,000
Fonda Group, Inc.                                             9.50%        3/1/2007      11,500        11,471,250
Georgia-Pacific Corp.                                        8.125%       6/15/2023      16,000        16,240,000
Georgia-Pacific Corp.                                         8.25%        3/1/2023      36,000        36,720,000
Jefferson Smurfit Corp.^                                      7.50%        6/1/2013      20,000        21,000,000
Jefferson Smurfit Corp.^                                      8.25%       10/1/2012      10,000        10,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
MDP Acquisitions(a)                                          9.625%       10/1/2012   $  14,500   $    16,312,500
Longview Fibre Co.                                           10.00%       1/15/2009      11,500        12,678,750
Millar Western, Ltd.+(a)                                      7.75%      11/15/2013       2,750         2,866,875
Stone Container Corp.^                                       8.375%        7/1/2012       4,000         4,360,000
Stone Container Corp.                                         9.75%        2/1/2011      17,000        18,870,000
Tembec Industries, Inc.^(a)                                   7.75%       3/15/2012      15,000        15,000,000
Tembec Industries, Inc.^(a)                                  8.625%       6/30/2009      23,000        23,805,000
Temple-Inland, Inc.^                                         7.875%        5/1/2012      10,000        11,614,520
Weyerhaeuser Co.^                                            6.125%       3/15/2007       5,000         5,423,065
                                                                                                  ---------------
TOTAL                                                                                                 308,464,910
                                                                                                  ---------------

GAMING 3.83%
Aztar Corp.                                                  8.875%       5/15/2007      25,000        26,218,750
Aztar Corp.^                                                  9.00%       8/15/2011      10,000        11,025,000
Boyd Gaming Corp.^                                            8.75%       4/15/2012      17,000        18,742,500
Chumash Casino & Resort+^                                     9.00%#      7/15/2010       2,250         2,497,500
Hard Rock Hotel+                                             8.875%        6/1/2013      27,000        28,890,000
Harrah's Operating Co., Inc.^                                 7.50%       1/15/2009      25,000        28,505,025
Isle of Capri Casinos, Inc.^                                  9.00%       3/15/2012      21,650        24,193,875
Mandalay Resorts Group^                                      9.375%       2/15/2010      20,000        23,400,000
Mohegan Tribal Gaming                                        6.375%       7/15/2009      21,000        21,787,500
Mohegan Tribal Gaming^                                        8.00%        4/1/2012      10,000        10,875,000
Caesars Entertainment, Inc.^                                 8.125%       5/15/2011      15,000        16,893,750
Caesars Entertainment, Inc.^                                 9.375%       2/15/2007      23,500        26,672,500
Penn National Gaming, Inc.+                                  6.875%       12/1/2011      25,875        25,745,625
River Rock Entertainment+                                     9.75%       11/1/2011       6,000         6,480,000
Turning Stone Casino Resort+                                 9.125%      12/15/2010      12,000        13,110,000
Venetian Casino Resort LLC^                                  11.00%       6/15/2010      25,000        29,125,000
                                                                                                  ---------------
TOTAL                                                                                                 314,162,025
                                                                                                  ---------------

GAS DISTRIBUTION 1.57%
Dynegy, Inc.+                                                9.875%       7/15/2010       3,000         3,390,000
Dynegy, Inc.+                                               10.125%       7/15/2013      37,500        43,312,500
Sonat, Inc.^                                                 6.875%        6/1/2005      15,000        14,850,000
Sonat, Inc.^                                                 7.625%       7/15/2011      18,000        16,762,500
Suburban Propane Partners+                                   6.875%      12/15/2013      12,500        12,687,500
The Williams Co., Inc.^                                      7.875%        9/1/2021      30,000        31,800,000
The Williams Co., Inc.                                       8.625%        6/1/2010       5,000         5,637,500
                                                                                                  ---------------
TOTAL                                                                                                 128,440,000
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTH SERVICES 4.96%
Advance PCS                                                   8.50%        4/1/2008   $  15,000   $    16,350,000
Alliance Imaging^                                           10.375%       4/15/2011      18,000        19,170,000
Ameripath, Inc.^                                             10.50%        4/1/2013      12,000        12,840,000
Ardent Health Services+                                      10.00%       8/15/2013      12,500        13,687,500
Coventry Healthcare, Inc.                                    8.125%       2/15/2012      15,000        16,725,000
Extendicare Health Services, Inc.^                            9.50%        7/1/2010      12,000        13,380,000
Fisher Scientific Int'l., Inc.                                8.00%        9/1/2013      10,000        10,775,000
Fresenius Medical Capital Tr.^                               7.875%        2/1/2008      20,000        21,450,000
Hanger Orthopedic Group, Inc.^                              10.375%       2/15/2009      10,000        11,400,000
Healthsouth Corp.                                            8.375%       10/1/2011      20,000        19,000,000
Healthsouth Corp.                                            10.75%       10/1/2008      15,000        14,250,000
Iasis Healthcare Corp.^                                       8.50%      10/15/2009      20,000        20,950,000
Mariner Health Care, Inc.+                                    8.25%      12/15/2013      13,125        13,321,875
Medex, Inc.+                                                 8.875%       5/15/2013      34,250        36,990,000
National Nephrology Assoc.+                                   9.00%       11/1/2011       9,000         9,472,500
PacifiCare Health System, Inc.                               10.75%        6/1/2009      22,750        26,958,750
Prime Medical Services, Inc.^                                 8.75%        4/1/2008      18,000        17,460,000
Rotech Healthcare, Inc.                                       9.50%        4/1/2012      17,250        18,112,500
Senior Housing Trust                                         8.625%       1/15/2012      10,000        10,950,000
Tenet Healthcare Corp.^                                      7.375%        2/1/2013      35,000        35,350,000
Triad Hospitals, Inc.+                                        7.00%      11/15/2013      20,000        20,250,000
Triad Hospitals, Inc.                                         8.75%        5/1/2009      16,500        17,964,375
Ventas Realty LP Capital Corp.                                8.75%        5/1/2009       8,750         9,646,875
                                                                                                  ---------------
TOTAL                                                                                                 406,454,375
                                                                                                  ---------------

HOTELS 1.32%
FelCor Lodging LP^                                            9.00%        6/1/2011      20,000        21,800,000
Hilton Hotels Corp.^                                          8.25%       2/15/2011      20,000        23,150,000
HMH Properties, Inc.                                         7.875%        8/1/2008      20,000        20,900,000
Host Marriott LP^                                             9.25%       10/1/2007      25,000        28,062,500
John Q. Hammons Hotels, Inc.^                                8.875%       5/15/2012      12,500        13,843,750
                                                                                                  ---------------
TOTAL                                                                                                 107,756,250
                                                                                                  ---------------

HOUSEHOLD & LEISURE PRODUCTS 0.73%
Bombardier Recreational Products, Inc.+(a)                   8.375%      12/15/2013       3,000         3,150,000
Briggs & Stratton Corp.                                      8.875%       3/15/2011      15,000        17,700,000
Fedders North America                                        9.375%       8/15/2007       6,500         6,565,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Remington Arms Co.^                                          10.50%        2/1/2011   $  12,000   $    12,840,000
Sealy Mattress Co.^                                          9.875%      12/15/2007      11,000        11,440,000
Sealy Mattress Co.^                                         10.875%      12/15/2007       7,500         7,818,750
                                                                                                  ---------------
TOTAL                                                                                                  59,513,750
                                                                                                  ---------------

INTEGRATED ENERGY 0.17%
Conoco Phillips                                               8.75%       5/25/2010       7,000         8,755,530
Pecom Energia S.A.+(a)                                        9.00%       1/30/2007       5,000         5,225,000
                                                                                                  ---------------
TOTAL                                                                                                  13,980,530
                                                                                                  ---------------

INVESTMENTS & MISCELLANEOUS
FINANCIAL SERVICES 0.34%
GATX Financial Corp.^                                        8.875%        6/1/2009      25,000        28,077,700
                                                                                                  ---------------

LEISURE 0.72%
Gaylord Entertainment Co.+                                    8.00%      11/15/2013      27,250        28,885,000
Six Flags, Inc.^                                              9.50%        2/1/2009      20,000        21,050,000
Universal City Development+                                  11.75%        4/1/2010       8,000         9,400,000
                                                                                                  ---------------
TOTAL                                                                                                  59,335,000
                                                                                                  ---------------

MACHINERY 1.35%
Agco Corp.^                                                   9.50%        5/1/2008      10,000        11,000,000
Case Corp.                                                    7.25%        8/1/2005       4,550         4,766,125
Case New Holland, Inc.+                                       9.25%        8/1/2011      12,300        13,837,500
Dresser, Inc.^                                               9.375%       4/15/2011      20,000        21,850,000
Great Lakes Dredge & Dock+                                    7.75%      12/15/2013      11,650        12,043,187
JLG Industries, Inc.^                                         8.25%        5/1/2008      15,000        16,368,750
Manitowoc Co., Inc.^                                         7.125%       11/1/2013      10,000        10,387,500
Sensus Metering Systems+                                     8.625%      12/15/2013      15,000        15,468,750
Westinghouse Air Brake Co.+                                  6.875%       7/31/2013       4,500         4,685,625
                                                                                                  ---------------
TOTAL                                                                                                 110,407,437
                                                                                                  ---------------

MEDIA - BROADCAST 2.57%
Allbritton Communications Co.                                 7.75%      12/15/2012      60,000        62,550,000
Chancellor Radio Bcst, Inc.                                   8.00%       11/1/2008       3,750         4,359,375
Clear Channel Communications, Inc.                           4.625%       1/15/2008      20,000        20,651,760
Clear Channel Communications, Inc.                            7.65%       9/15/2010      18,500        21,689,825
Granite Broadcasting Corp.^                                 10.375%       5/15/2005      11,435        11,477,881
Lin Television Corp.+^                                        6.50%       5/15/2013      10,075        10,137,969
Paxson Communications^                                       10.75%       7/15/2008      33,500        36,724,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.                                8.75%      12/15/2011   $  10,000   $    11,150,000
Susquehanna Media Co.                                        7.375%       4/15/2013       3,000         3,142,500
TV Azteca, S.A. de C.V.^(a)                                  10.50%       2/15/2007      28,000        28,770,000
                                                                                                  ---------------
TOTAL                                                                                                 210,653,685
                                                                                                  ---------------

MEDIA - CABLE 5.10%
Century Communications Corp.^(b)                             8.375%      12/15/2007      10,000         9,775,000
Century Communications Corp.(b)                               9.50%        3/1/2005      39,000        37,830,000
Charter Communications Holdings+                             10.25%       9/15/2010      20,000        21,100,000
Charter Communications Holdings^                             10.00%        4/1/2009      58,150        52,044,250
Comcast Corp.^                                                5.85%       1/15/2010      15,000        16,040,145
Comcast Corp.                                               10.625%       7/15/2012       1,500         1,906,525
CSC Holdings, Inc.^                                          8.125%       8/15/2009      20,000        21,600,000
Direct TV Holdings                                           8.375%       3/15/2013      26,000        30,290,000
Echostar DBS Corp.+                                          6.375%       10/1/2011      15,000        15,450,000
Echostar DBS Corp.^                                          9.125%       1/15/2009       6,500         7,304,375
Echostar DBS Corp.                                           9.375%        2/1/2009      15,000        15,768,750
Echostar DBS Corp.                                          10.375%       10/1/2007       7,500         8,259,375
Frontiervision Holdings LP(b)                               11.875%#      9/15/2007      20,000        21,300,000
Frontiervision Holdings LP(b)                               11.875%#      9/15/2007      10,000        10,650,000
Globo Communicacoes e
Participacoes S.A.+(a)(b)                                   10.625%       12/5/2008      20,000         9,000,000
Insight Communications Co., Inc.**                     0.00%/12.25%     2/15/2006 &
                                                                               2011      55,000        47,300,000
Mediacom LLC^                                                 8.50%       4/15/2008      53,000        54,325,000
NTL, Inc.^(a)                                                11.20%      11/15/2007      22,200        22,533,000
Renaissance Media Group LLC                                  10.00%       4/15/2008      15,000        15,581,250
                                                                                                  ---------------
TOTAL                                                                                                 418,057,670
                                                                                                  ---------------

MEDIA - DIVERSIFIED 0.64%
AOL Time Warner, Inc.^                                       6.125%       4/15/2006      20,000        21,544,340
Block Communications, Inc.                                    9.25%       4/15/2009      15,000        16,200,000
Vivendi Universal+(a)                                         9.25%       4/15/2010      12,000        14,280,000
                                                                                                  ---------------
TOTAL                                                                                                  52,024,340
                                                                                                  ---------------

MEDIA - SERVICES 0.13%
Interpublic Group of Cos., Inc.^                              7.25%       8/15/2011      10,000        10,950,000

METALS/MINING 0.48%
Century Aluminum Co.^                                        11.75%       4/15/2008      12,500        14,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.^                                        6.875%       3/15/2013   $   7,500   $     7,950,000
The Timken Co.                                                5.75%       2/15/2010      10,000         9,897,770
Trimas Corp.                                                 9.875%       6/15/2012       7,000         7,332,500
                                                                                                  ---------------
TOTAL                                                                                                  39,180,270
                                                                                                  ---------------

MORTGAGE BANKS & THRIFTS 0.26%
B.F. Saul REIT                                                9.75%        4/1/2008      20,000        20,975,000
                                                                                                  ---------------

MULTI-LINE INSURANCE 0.14%
Willis Corroon Corp.                                          9.00%        2/1/2009      11,000        11,605,000
                                                                                                  ---------------

NON-ELECTRIC UTILITIES 0.12%
Semco Energy, Inc.                                            7.75%       5/15/2013       9,500        10,034,375
                                                                                                  ---------------

NON-FOOD & DRUG RETAILERS 1.63%
Cole National Group                                          8.875%       5/15/2012      15,000        16,125,000
Dillards, Inc.^                                               7.85%       10/1/2012      12,750        13,451,250
Dollar General Corp.^                                        8.625%       6/15/2010       3,000         3,386,250
J.C. Penney Co., Inc.^                                        7.95%        4/1/2017      20,750        23,680,938
J.C. Penney Co., Inc.^                                        8.00%        3/1/2010      17,000        19,571,250
Office Depot, Inc.^                                          10.00%       7/15/2008       5,000         5,975,000
Saks, Inc.^                                                  7.375%       2/15/2019      21,000        21,472,500
Saks, Inc.^                                                  9.875%       10/1/2011      25,000        29,875,000
                                                                                                  ---------------
TOTAL                                                                                                 133,537,188
                                                                                                  ---------------

OFFICE EQUIPMENT 0.14%
Xerox Corp.                                                   9.75%       1/15/2009      10,000        11,750,000
                                                                                                  ---------------

OIL FIELD EQUIPMENT & SERVICES 0.60%
Hanover Compressor Co.                                       8.625%      12/15/2010      12,075        12,618,375
J Ray McDermott S.A.+^(a)                                    11.00%      12/15/2013       7,000         7,385,000
Key Energy Services, Inc.^                                   8.375%        3/1/2008      13,500        14,512,500
Parker Drilling Co.+                                         9.625%       10/1/2013       1,500         1,567,500
Parker Drilling Co.^                                        10.125%      11/15/2009      12,500        13,312,500
                                                                                                  ---------------
TOTAL                                                                                                  49,395,875
                                                                                                  ---------------

PACKAGING 2.00%
AEP Industries, Inc.^                                        9.875%      11/15/2007       7,500         7,575,000
Anchor Glass Container^                                      11.00%       2/15/2013      15,000        17,475,000
BWAY Corp.                                                   10.00%      10/15/2010      25,000        27,375,000
Crown Cork & Seal, Inc.^                                     7.375%      12/15/2026      22,000        19,992,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Graham Packaging^                                            10.75%       1/15/2009   $   2,500   $     2,593,750
Owens-Brockway Glass Co.^                                     7.75%       5/15/2011      10,000        10,787,500
Owens-Brockway Glass Co.                                     8.875%       2/15/2009      50,000        55,062,500
Plastipak Holdings, Inc.                                     10.75%        9/1/2011       6,500         7,263,750
Portola Packaging, Inc.                                      10.75%       10/1/2005      12,500        12,593,750
Tekni-Plex, Inc.+                                             8.75%      11/15/2013       3,000         3,142,500
                                                                                                  ---------------
TOTAL                                                                                                 163,861,250
                                                                                                  ---------------

PHARMACEUTICALS 0.83%
Alpharma, Inc.+                                              8.625%        5/1/2011      22,200        22,588,500
Biovail Corp.^(a)                                            7.875%        4/1/2010      15,000        15,375,000
PerkinElmer, Inc.^                                           8.875%       1/15/2013      25,750        29,612,500
                                                                                                  ---------------
TOTAL                                                                                                  67,576,000
                                                                                                  ---------------

PRINTING & PUBLISHING 1.70%
American Color Graphics+                                     10.00%       6/15/2010      15,000        15,450,000
American Media, Inc.                                         10.25%        5/1/2009       5,000         5,356,250
Dex Media West+                                              9.875%       8/15/2013      10,500        12,258,750
Dex Media, Inc.+                                              8.00%      11/15/2013      14,000        14,770,000
Houghton Mifflin Co.**+^                               0.00%/11.50%   10/15/2008 &
                                                                               2013      12,000         7,650,000
Houghton Mifflin Co.^                                        9.875%        2/1/2013      30,000        33,150,000
Primedia, Inc.^                                              8.875%       5/15/2011      35,000        37,100,000
RH Donnelley Finance Corp.+                                 10.875%      12/15/2012      10,000        11,912,500
Von Hoffman Corp.+                                           10.25%       3/15/2009       1,800         1,926,000
                                                                                                  ---------------
TOTAL                                                                                                 139,573,500
                                                                                                  ---------------

RAILROADS 0.29%
Union Pacific Corp.                                          3.625%        6/1/2010      25,000        23,984,125
                                                                                                  ---------------

RESTAURANTS 0.19%
Domino's, Inc.+                                               8.25%        7/1/2011       5,000         5,381,250
O'Charleys, Inc.+                                             9.00%       11/1/2013      10,000        10,100,000
                                                                                                  ---------------
TOTAL                                                                                                  15,481,250
                                                                                                  ---------------

SOFTWARE/SERVICES 0.66%
Activant Solutions, Inc.                                     10.50%       6/15/2011       3,450         3,730,313
Electronic Data Systems Corp.                                 6.00%        8/1/2013      15,000        14,771,280
Unisys Corp.^                                                6.875%       3/15/2010       8,000         8,700,000
Unisys Corp.                                                 8.125%        6/1/2006      25,000        27,125,000
                                                                                                  ---------------
TOTAL                                                                                                  54,326,593
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
STEEL PRODUCERS/PRODUCTS 0.44%
AK Steel Corp.                                                7.75%       6/15/2012   $  15,000   $    12,900,000
Armco, Inc.                                                   9.00%       9/15/2007      20,000        17,850,000
WCI Steel, Inc.(b)                                           10.00%       12/1/2004      15,000         4,950,000
                                                                                                  ---------------
TOTAL                                                                                                  35,700,000
                                                                                                  ---------------

SUPPORT-SERVICES 1.24%
Armor Holdings, Inc.+                                         8.25%       8/15/2013       9,475        10,185,625
Iron Mountain, Inc.                                          6.625%        1/1/2016      20,000        19,550,000
Iron Mountain, Inc.                                           7.75%       1/15/2015      32,100        33,785,250
Iron Mountain, Inc.                                          8.625%        4/1/2013      20,000        21,700,000
Johnsondiversey, Inc.**+                               0.00%/10.67%     5/15/2007 &
                                                                               2013       8,250         6,352,500
Williams Scotsman, Inc.^                                     9.875%        6/1/2007      10,000        10,175,000
                                                                                                  ---------------
TOTAL                                                                                                 101,748,375
                                                                                                  ---------------

TELECOM - FIXED LINE 0.74%
Level 3 Communications, Inc.                                 11.25%       3/15/2010      15,000        14,475,000
MCI Communications Corp.^(b)                                  6.50%       4/15/2010      48,000        38,880,000
Time-Warner Telecom, Inc.                                   10.125%        2/1/2011       7,000         7,490,000
                                                                                                  ---------------
TOTAL                                                                                                  60,845,000
                                                                                                  ---------------

TELECOM - INTEGRATED/SERVICES 1.61%
Cincinnati Bell, Inc.+                                       8.375%       1/15/2014      17,000        18,360,000
Eircom Funding^(a)                                            8.25%       8/15/2013       4,770         5,306,625
Level 3 Financing, Inc.+                                     10.75%      10/15/2011      20,000        21,250,000
Qwest Capital Funding                                        5.875%        8/3/2004      35,000        35,262,500
Qwest Services Corp.+                                        13.50%      12/15/2010      31,800        38,796,000
Telefonica De Argentina(a)                                   9.125%       11/7/2010      13,500        13,230,000
                                                                                                  ---------------
TOTAL                                                                                                 132,205,125
                                                                                                  ---------------

TELECOM - WIRELESS 4.00%
ACC Escrow Corp.+^                                           10.00%        8/1/2011       6,500         7,280,000
Alamosa Delaware, Inc.^                                      11.00%       7/31/2010      22,750        24,797,500
Centennial Cell Communications                              10.125%       6/15/2013      35,000        38,587,500
Crown Castle Int'l. Corp.                                    10.75%        8/1/2011      20,000        22,600,000
Dobson Communications Corp.+                                 8.875%       10/1/2013      15,000        15,262,500
Dobson Communications Corp.                                 10.875%        7/1/2010      15,000        16,425,000
Nextel Communications, Inc.                                   9.50%        2/1/2011      47,000        53,345,000
Nextel Partners, Inc.^                                       8.125%        7/1/2011      20,000        21,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Rogers Cantel, Inc.^(a)                                       8.30%       10/1/2007   $  35,000   $    36,225,000
Rogers Wireless, Inc.(a)                                     9.625%        5/1/2011       5,000         6,000,000
Rural Cellular Corp.^                                         9.75%       1/15/2010      24,650        24,218,625
SBA Communications Corp.                                     10.25%        2/1/2009       8,000         7,900,000
SBA Telecomm**+                                         0.00%/9.75%    12/15/2007 &
                                                                               2011       5,000         3,550,000
TeleCorp PCS, Inc.                                          10.625%       7/15/2010      16,000        18,710,928
Tritel PCS, Inc.                                            10.375%       1/15/2011       9,301        11,134,422
Voicestream Wireless Corp.^                                 10.375%      11/15/2009       6,586         7,368,088
Western Wireless Corp.                                        9.25%       7/15/2013      12,500        13,250,000
                                                                                                  ---------------
TOTAL                                                                                                 328,054,563
                                                                                                  ---------------

TELECOMMUNICATIONS EQUIPMENT 0.44%
Motorola, Inc.^                                               5.80%      10/15/2008      10,000        10,620,600
Nortel Network(a)                                            6.125%       2/15/2006      25,000        25,437,500
                                                                                                  ---------------
TOTAL                                                                                                  36,058,100
                                                                                                  ---------------

THEATERS & ENTERTAINMENT 0.29%
AMC Entertainment, Inc.^                                      9.50%       3/15/2009      12,000        12,420,000
Cinemark USA, Inc.^                                           9.00%        2/1/2013      10,000        11,300,000
                                                                                                  ---------------
TOTAL                                                                                                  23,720,000
                                                                                                  ---------------

TRANSPORTATION EXCLUDING AIR/RAIL 0.34%
Avis Group Holdings, Inc.                                    11.00%        5/1/2009      14,000        15,156,540
Offshore Logistics, Inc.                                     6.125%       6/15/2013       5,000         4,925,000
Stena AB+(a)                                                  7.50%       11/1/2013       7,500         7,762,500
                                                                                                  ---------------
TOTAL                                                                                                  27,844,040
                                                                                                  ---------------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $5,334,131,809)                                              5,676,389,095
                                                                                                  ===============

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.27%

MORTGAGE BACKED 0.27%
Credit Suisse First Boston
1998-C2 A2 (Cost $19,508,414)                                 6.30%      11/11/2030      20,000        22,184,160
                                                                                                  ===============

                                                                                         SHARES
                                                                                          (000)
                                                                                         ------
NON-CONVERTIBLE PREFERRED STOCKS 0.26%

MEDIA - CABLE 0.26%
CSC Holdings, Inc.                                                                          150        15,787,500
CSC Holdings, Inc.^                                                                          50         5,212,500
                                                                                                  ---------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Cost $21,270,000)                                                                                     21,000,000
                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
DECEMBER 31, 2003

                                                                                      PRINCIPAL
                                                          INTEREST         MATURITY      AMOUNT
INVESTMENTS                                                   RATE             DATE       (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
PASS-THROUGH AGENCIES 0.11%

AGENCY 0.11%
Government National Mortgage Assoc. 781417
(Cost $8,859,330)                                             8.00%       3/15/2032   $   8,385   $     9,124,842
                                                                                                  ===============

U.S. TREASURY OBLIGATIONS 0.26%

GOVERNMENT GUARANTEED 0.26%
U.S. Treasury Note (Cost $20,781,103)                         6.75%       5/15/2005      20,000        21,446,880
                                                                                                  ===============

                                                                                         SHARES
                                                                                          (000)
                                                                                         ------
WARRANTS 0.00%

FOOD & DRUG RETAILERS 0.00% Leiner Health Products, Inc.
Series C Pfd*~ (Cost $16,917,438)                                                             1             1,441
                                                                                                  ---------------
TOTAL LONG-TERM INVESTMENTS (Cost $7,239,646,837)                                                   7,739,803,020
                                                                                                  ===============

SHORT-TERM INVESTMENTS 16.32%

COLLATERAL FOR SECURITIES ON LOAN 12.26%
State Street Navigator Securities
Lending Prime Portfolio, 1.70%(e)                                                     1,004,709     1,004,709,239
                                                                                                  ===============

                                                                                      PRINCIPAL
                                                                                         AMOUNT
                                                                                          (000)
REPURCHASE AGREEMENT 4.06%
Repurchase Agreement dated 12/31/2003,
0.80% due 1/2/2004 with State Street
Bank & Trust Co. collateralized by
$339,510,000 of Federal National Mortgage
Assoc. from 1.04% to 3.50% due from
7/26/2004 to 1/15/2006; value: $339,290,957;
proceeds: $332,609,417                                                                $ 332,595       332,594,635
                                                                                                  ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,337,303,874)                                                  1,337,303,874
                                                                                                  ===============
TOTAL INVESTMENTS 110.76% (Cost $8,576,950,711)                                                   $ 9,077,106,894
                                                                                                  ===============

    * Non-income producing security.
   ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
    + Restricted security under Rule 144A.
    ^ All (or a portion of security) on loan. See Note 5.
    ~ Fair valued security - See Note 2a.
    # Variable rate security. The interest rate represents the rate at December
      31, 2003.
  (a) Foreign security traded/denominated in U.S. dollars.
  (b) Defaulted security.
  (c) Securities purchased on a when-issued basis.
  (d) Private placement.
  (e) Rate shown reflects seven day yield as of December 31, 2003.
REIT- Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003

ASSETS:
   Investment in securities, at value (cost $8,576,950,711)           $   9,077,106,894
   Receivables:
     Interest and dividends                                                 122,644,575
     Investment securities sold                                              21,366,190
     Capital shares sold                                                     24,965,558
   Prepaid expenses and other assets                                            553,245
---------------------------------------------------------------------------------------
   TOTAL ASSETS                                                           9,246,636,462
---------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                              1,004,709,239
   Payables:
     Investment securities purchased                                         27,544,703
     Capital shares reacquired                                                9,118,778
     Management fee                                                           3,077,882
     12b-1 distribution fees                                                  4,636,177
     Fund administration                                                        273,829
     Directors' fees                                                            736,994
     To bank                                                                    193,940
     To affiliate (see note 3)                                                   19,779
   Accrued expenses and other liabilities                                     1,070,826
---------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                      1,051,382,147
=======================================================================================
NET ASSETS                                                            $   8,195,254,315
=======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                       $   8,504,948,353
Distributions in excess of net investment income                               (738,130)
Accumulated net realized loss on investments and foreign currency
  related transactions                                                     (809,112,091)
Net unrealized appreciation on investments                                  500,156,183
---------------------------------------------------------------------------------------
NET ASSETS                                                            $   8,195,254,315
=======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                        $   4,497,232,836
Class B Shares                                                        $   1,861,920,267
Class C Shares                                                        $   1,593,650,616
Class P Shares                                                        $      60,847,871
Class Y Shares                                                        $     181,602,725
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                              557,851,783
Class B Shares                                                              230,886,191
Class C Shares                                                              197,464,000
Class P Shares                                                                7,446,872
Class Y Shares                                                               22,582,818
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                        $            8.06
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%)                        $            8.46
Class B Shares-Net asset value                                        $            8.06
Class C Shares-Net asset value                                        $            8.07
Class P Shares-Net asset value                                        $            8.17
Class Y Shares-Net asset value                                        $            8.04
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends                                                             $      32,807,329
Interest                                                                    466,563,004
Securities lending-net                                                        1,381,820
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     500,752,153
---------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                               31,022,356
12b-1 distribution plan-Class A                                              13,598,929
12b-1 distribution plan-Class B                                              16,265,877
12b-1 distribution plan-Class C                                              12,834,257
12b-1 distribution plan-Class P                                                 171,367
Shareholder servicing                                                         8,100,610
Market data                                                                       2,656
Professional                                                                    136,968
Reports to shareholders                                                         626,819
Fund administration                                                           2,886,325
Custody                                                                         268,942
Directors' fees                                                                 120,614
Registration                                                                    325,271
Subsidy (see Note 3)                                                            234,697
Other                                                                           173,451
---------------------------------------------------------------------------------------
Gross expenses                                                               86,769,139
   Expense reductions                                                           (67,592)
---------------------------------------------------------------------------------------
NET EXPENSES                                                                 86,701,547
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       414,050,606
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments and foreign currency related
  transactions                                                                4,578,180
Net change in unrealized appreciation/depreciation on investments           825,381,023
=======================================================================================
NET REALIZED AND UNREALIZED GAIN                                            829,959,203
=======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   1,244,009,809
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR ENDED    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                        DECEMBER 31, 2003     DECEMBER 31, 2002
OPERATIONS:
Net investment income                                        $      414,050,606    $      341,967,818
Net realized gain (loss) on investments
   and foreign currency related transactions                          4,578,180          (289,095,114)
Net change in unrealized appreciation/depreciation on
   investments and foreign currency related transactions            825,381,023          (101,154,988)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      1,244,009,809           (48,282,284)
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                         (249,078,467)         (208,196,540)
   Class B                                                          (98,396,445)          (84,835,122)
   Class C                                                          (77,331,697)          (55,494,565)
   Class P                                                           (2,399,636)             (955,236)
   Class Y                                                           (7,291,188)           (4,446,077)
Paid-in capital
   Class A                                                          (13,796,655)          (17,515,233)
   Class B                                                           (5,450,258)           (7,137,040)
   Class C                                                           (4,283,465)           (4,668,667)
   Class P                                                             (132,918)              (80,362)
   Class Y                                                             (403,865)             (374,041)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (458,564,594)         (383,702,883)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                 3,087,844,333         2,089,601,650
Reinvestment of distributions                                       321,057,719           256,930,881
Cost of shares reacquired                                        (1,335,405,201)         (899,076,019)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                      2,073,496,851         1,447,456,512
=====================================================================================================
NET INCREASE IN NET ASSETS                                        2,858,942,066         1,015,471,345
=====================================================================================================
NET ASSETS:
Beginning of year                                                 5,336,312,249         4,320,840,904
-----------------------------------------------------------------------------------------------------
END OF YEAR                                                  $    8,195,254,315    $    5,336,312,249
=====================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME             $         (738,130)   $       (2,681,573)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
                                                        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $      7.19     $      7.91     $      8.23     $      9.05     $      9.45
                                                     ===========     ===========     ===========     ===========     ===========

Investment operations
  Net investment income(a)                                   .48             .55             .65             .68             .75
  Net realized and unrealized gain (loss)                    .92            (.64)           (.26)           (.75)           (.40)
                                                     -----------     -----------     -----------     -----------     -----------
    Total from investment operations                        1.40            (.09)            .39            (.07)            .35
                                                     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income                                     (.50)           (.58)           (.67)           (.75)           (.75)
  Paid-in capital                                           (.03)           (.05)           (.04)              -               -
                                                     -----------     -----------     -----------     -----------     -----------
    Total distributions                                     (.53)           (.63)           (.71)           (.75)           (.75)
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                         $      8.06     $      7.19     $      7.91     $      8.23     $      9.05
                                                     ===========     ===========     ===========     ===========     ===========

Total Return(b)                                            20.28%          (1.08)%          4.86%           (.86)%          3.91%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                              1.00%           1.00%           1.02%           1.00%            .92%
  Expenses, excluding expense
    reductions                                              1.00%           1.00%           1.02%           1.01%            .92%
  Net investment income                                     6.31%           7.51%           7.96%           7.88%           8.17%

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2003            2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $ 4,497,233     $ 3,048,301     $ 2,500,544     $ 2,065,319     $ 2,328,531
  Portfolio turnover rate                                  40.96%          37.03%          55.44%          66.03%          67.93%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
                                                        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $      7.20     $      7.92     $      8.23     $      9.05     $      9.44
                                                     ===========     ===========     ===========     ===========     ===========

Investment operations
  Net investment income(a)                                   .43             .51             .60             .63             .69
  Net realized and unrealized gain (loss)                    .92            (.65)           (.25)           (.76)           (.39)
                                                     -----------     -----------     -----------     -----------     -----------
    Total from investment operations                        1.35            (.14)            .35            (.13)            .30
                                                     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income                                     (.46)           (.53)           (.63)           (.69)           (.69)
  Paid-in capital                                           (.03)           (.05)           (.03)              -               -
                                                     -----------     -----------     -----------     -----------     -----------
    Total distributions                                     (.49)           (.58)           (.66)           (.69)           (.69)
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                         $      8.06     $      7.20     $      7.92     $      8.23     $      9.05
                                                     ===========     ===========     ===========     ===========     ===========

Total Return(b)                                            19.43%          (1.67)%          4.29%          (1.52)%          3.29%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                              1.64%           1.65%           1.63%           1.61%           1.60%
  Expenses, excluding expense
    reductions                                              1.64%           1.65%           1.63%           1.62%           1.60%
  Net investment income                                     5.67%           6.86%           7.35%           7.26%           7.49%

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2003            2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $ 1,861,920     $ 1,294,955     $ 1,105,501     $   786,786     $   840,533
  Portfolio turnover rate                                  40.96%          37.03%          55.44%          66.03%          67.93%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
                                                        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $      7.21     $      7.93     $      8.24     $      9.06     $      9.46
                                                     ===========     ===========     ===========     ===========     ===========

Investment operations
  Net investment income(a)                                   .43             .51             .60             .63             .69
  Net realized and unrealized gain (loss)                    .92            (.64)           (.25)           (.76)           (.40)
                                                     -----------     -----------     -----------     -----------     -----------
    Total from investment operations                        1.35            (.13)            .35            (.13)            .29
                                                     -----------     -----------     -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                     (.46)           (.54)           (.63)           (.69)           (.69)
  Paid-in capital                                           (.03)           (.05)           (.03)              -               -
                                                     -----------     -----------     -----------     -----------     -----------
    Total distributions                                     (.49)           (.59)           (.66)           (.69)           (.69)
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                         $      8.07     $      7.21     $      7.93     $      8.24     $      9.06
                                                     ===========     ===========     ===========     ===========     ===========

Total Return(b)                                            19.43%          (1.58)%          4.29%          (1.52)%          3.17%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                              1.64%           1.59%           1.62%           1.65%           1.60%
  Expenses, excluding expense
    reductions                                              1.64%           1.59%           1.62%           1.66%           1.60%
  Net investment income                                     5.67%           6.92%           7.36%           7.26%           7.49%

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2003            2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $ 1,593,650     $   905,629     $   662,848     $   483,885     $   557,149
  Portfolio turnover rate                                  40.96%          37.03%          55.44%          66.03%          67.93%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
                                                        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $      7.29     $      8.02     $      8.33     $      9.05     $      9.45
                                                     ===========     ===========     ===========     ===========     ===========

Investment operations
  Net investment income(a)                                   .48             .55             .64             .67             .73
  Net realized and unrealized gain (loss)                    .93            (.65)           (.24)           (.65)           (.39)
                                                     -----------     -----------     -----------     -----------     -----------
    Total from investment operations                        1.41            (.10)            .40             .02             .34
                                                     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income                                     (.50)           (.58)           (.67)           (.74)           (.74)
  Paid-in capital                                           (.03)           (.05)           (.04)              -               -
                                                     -----------     -----------     -----------     -----------     -----------
    Total distributions                                     (.53)           (.63)           (.71)           (.74)           (.74)
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                         $      8.17     $      7.29     $      8.02     $      8.33     $      9.05
                                                     ===========     ===========     ===========     ===========     ===========

Total Return(b)                                            20.10%          (1.19)%          4.90%            .06%           3.86%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                              1.09%           1.10%           1.08%           1.06%           1.05%
  Expenses, excluding expense
    reductions                                              1.09%           1.10%           1.08%           1.07%           1.05%
  Net investment income                                     6.22%           7.41%           7.88%           7.83%           8.10%

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2003            2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $    60,848     $    18,736     $     7,017     $     1,385     $       229
  Portfolio turnover rate                                  40.96%          37.03%          55.44%          66.03%          67.93%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
                                                        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $      7.18     $      7.90     $      8.21     $      9.04     $      9.44
                                                     ===========     ===========     ===========     ===========     ===========

Investment operations
  Net investment income(a)                                   .51             .58             .68             .71             .78
  Net realized and unrealized gain (loss)                    .91            (.64)           (.24)           (.76)           (.40)
                                                     -----------     -----------     -----------     -----------     -----------
    Total from investment operations                        1.42            (.06)            .44            (.05)            .38
                                                     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income                                     (.53)           (.61)           (.71)           (.78)           (.78)
  Paid-in capital                                           (.03)           (.05)           (.04)              -               -
                                                     -----------     -----------     -----------     -----------     -----------
    Total distributions                                     (.56)           (.66)           (.75)           (.78)           (.78)
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                         $      8.04     $      7.18     $      7.90     $      8.21     $      9.04
                                                     ===========     ===========     ===========     ===========     ===========

Total Return(b)                                            20.58%           (.66)%          5.44%           (.61)%          4.27%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                               .64%            .65%            .63%            .61%            .60%
  Expenses, excluding expense
    reductions                                               .64%            .65%            .63%            .62%            .60%
  Net investment income                                     6.67%           7.86%           8.36%           8.26%           8.52%

                                                                                  YEAR ENDED 12/31
                                                     ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2003            2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $   181,603     $    68,691     $    44,931     $    43,884     $    51,181
  Portfolio turnover rate                                  40.96%          37.03%          55.44%          66.03%          67.93%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain on investments and foreign currency related transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions on Statement of Operations. At December 31, 2003, there are no open forward foreign currency exchange contracts.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. government securities or U.S. government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

----------------------------------
First $500 million            .50%
Over $500 million             .45%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                 CLASS A   CLASS B    CLASS C    CLASS P
-----------------------------------------------------------
Service             .25%(1)      .25%       .25%       .20%
Distribution        .10%(2)      .75%       .75%       .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A Shares.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $549,338 of CDSCs during the year.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the year ended December 31, 2003:

DISTRIBUTOR         DEALERS'
COMMISSIONS     CONCESSIONS
----------------------------
$ 6,760,692     $ 34,839,720

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund, and certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust ("Balanced Series") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by Balanced Series.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 is as follows:

                                     12/31/2003       12/31/2002
----------------------------------------------------------------
Distributions paid from:
Ordinary income                   $ 434,497,433   $  353,927,540
----------------------------------------------------------------
   Total Distributions              434,497,433      353,927,540
   Tax return of capital             24,067,161       29,775,343
----------------------------------------------------------------
Total distributions paid          $ 458,564,594   $  383,702,883
================================================================

As of December 31, 2003, the components of accumulated gains on a tax basis are as follows:

Capital loss carryforwards*                       $ (770,505,037)
Temporary differences                                   (738,130)
Unrealized gains - net                               461,549,129
----------------------------------------------------------------
   Total accumulated gains - net                  $ (309,694,038)
================================================================

* As of December 31, 2003, the capital loss carryforwards along with the related expiration dates are as follows:

         2007            2008            2009            2010           TOTAL
-----------------------------------------------------------------------------
$  90,010,893   $  74,455,357   $ 302,852,975   $ 303,185,812   $ 770,505,037

At December 31, 2003, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                        $  8,615,557,765
----------------------------------------------------------------
Gross unrealized gain                                568,416,915
Gross unrealized loss                               (106,867,786)
----------------------------------------------------------------
   Net unrealized security gain                 $    461,549,129
================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to temporary tax adjustments.

Permanent items identified during the year ended December 31, 2003, have been reclassified among the components of net assets based on their tax basis treatment as follows:

 UNDISTRIBUTED
(DISTRIBUTIONS
 IN EXCESS OF)     ACCUMULATED
NET INVESTMENT    NET REALIZED         PAID-IN
        INCOME     GAIN (LOSS)         CAPITAL
----------------------------------------------
  $ 22,390,270   $ (11,059,253)  $ (11,331,017)

5.   PORTFOLIO SECURITIES TRANSACTIONS

As of December 31, 2003, the value of securities loaned is $983,936,374. These loans are collateralized by cash of $1,004,709,239, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $661,071 for the year ended December 31, 2003, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the year ended December 31, 2003 are as follows:

U.S. GOVERNMENT   NON-U.S. GOVERNMENT   U.S. GOVERNMENT   NON-U.S. GOVERNMENT
     PURCHASES*             PURCHASES            SALES*                 SALES
-------------------------------------   -------------------------------------
  $ 364,561,354       $ 4,030,732,980     $ 422,805,431       $ 2,216,790,632

* Includes U.S. Government sponsored enterprise securities.

6.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At December 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended December 31, 2003.

9.   CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's net asset value.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks. These factors can affect Fund Performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1.5 billion shares of $0.001 par value capital stock designated as follows: 540 million Class A shares, 200 million Class B shares, 300 million Class C shares, 160 million Class P shares and 300 million Class Y shares.

                                                               YEAR ENDED                                YEAR ENDED
                                                        DECEMBER 31, 2003                         DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES               AMOUNT               SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                              223,314,498    $   1,689,989,527          157,354,137    $   1,155,022,546
Reinvestment of distributions             27,714,251          209,698,270           23,709,802          174,203,078
Shares reacquired                       (116,943,155)        (887,585,222)         (73,291,236)        (537,438,772)
-------------------------------------------------------------------------------------------------------------------
Increase                                 134,085,594    $   1,012,102,575          107,772,703    $     791,786,852
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                               72,430,972    $     544,783,767           61,428,238    $     454,981,810
Reinvestment of distributions              8,005,065           60,644,990            6,702,222           49,330,319
Shares reacquired                        (29,396,050)        (223,787,955)         (27,789,685)        (203,547,440)
-------------------------------------------------------------------------------------------------------------------
Increase                                  51,039,987    $     381,640,802           40,340,775    $     300,764,689
-------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED                                YEAR ENDED
                                                        DECEMBER 31, 2003                         DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Shares sold                               94,019,224    $     711,800,299           58,627,811    $     434,433,066
Reinvestment of distributions              5,446,530           41,378,345            3,805,259           28,005,949
Shares reacquired                        (27,653,284)        (211,351,213)         (20,344,362)        (149,214,186)
-------------------------------------------------------------------------------------------------------------------
Increase                                  71,812,470    $     541,827,431           42,088,708    $     313,224,829
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                5,912,734    $      45,617,841            2,314,364    $      17,319,960
Reinvestment of distributions                226,620            1,749,236               91,478              674,428
Shares reacquired                         (1,263,181)          (9,783,156)            (710,550)          (5,216,805)
-------------------------------------------------------------------------------------------------------------------
Increase                                   4,876,173    $      37,583,921            1,695,292    $      12,777,583
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                               12,393,435    $      95,652,899            3,767,496    $      27,844,268
Reinvestment of distributions                999,864            7,586,878              644,703            4,717,107
Shares reacquired                           (383,339)          (2,897,655)            (526,935)          (3,658,816)
-------------------------------------------------------------------------------------------------------------------
Increase                                  13,009,960    $     100,342,122            3,885,264    $      28,902,559
-------------------------------------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT BOND-DEBENTURE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
February 20, 2004

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors, (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                               CURRENT POSITION
      NAME, ADDRESS AND        LENGTH OF SERVICE      PRINCIPAL OCCUPATION                 OTHER
       DATE OF BIRTH               WITH FUND         DURING PAST FIVE YEARS             DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                  Director since     Managing Partner and Chief      N/A
Lord, Abbett & Co. LLC         1989;              Investment Officer of Lord
90 Hudson Street               Chairman since     Abbett since 1996.
Jersey City, NJ                1996
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                               CURRENT POSITION
      NAME, ADDRESS AND        LENGTH OF SERVICE      PRINCIPAL OCCUPATION                 OTHER
       DATE OF BIRTH               WITH FUND         DURING PAST FIVE YEARS             DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW              Director since     Managing General Partner,       Currently serves as director
Bigelow Media, LLC             1994               Bigelow Media, LLC (since       of Adelphia Communications,
41 Madison Ave.,                                  2000); Senior Adviser, Time     Inc., Crane Co., and Huttig
Suite 3810                                        Warner Inc. (1998 - 2000);      Building Products Inc.
New York, NY                                      Acting Chief Executive Officer
Date of Birth: 10/22/1941                         of Courtroom Television
                                                  Network (1997 - 1998);
                                                  President and Chief Executive
                                                  Officer of Time Warner Cable
                                                  Programming, Inc. (1991 -
                                                  1997).

WILLIAM H.T. BUSH              Director 1998      Co-founder and Chairman of the  Currently serves as director
Bush-O'Donnell & Co.,Inc.                         Board of the financial          of Wellpoint Health Networks,
101 South Hanley Road                             advisory firm of Bush-          Inc., DT Industries Inc., and
Suite 1250                                        O'Donnell & Company (since      Engineered Support Systems,
St. Louis, MO                                     1986).                          Inc.
Date of Birth: 7/14/1938

                                CURRENT POSITION
NAME, ADDRESS AND              LENGTH OF SERVICE       PRINCIPAL OCCUPATION                OTHER
DATE OF BIRTH                       WITH FUND          DURING PAST FIVE YEARS           DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.         Director since     Managing Director of Monitor    Currently serves as director
Monitor Clipper Partners       1998               Clipper Partners (since 1997)   of Avondale, Inc. and
650 Madison Ave., 9th Fl.                         and President of Clipper Asset  Interstate Bakeries Corp.
New York, NY                                      Management Corp. (since 1991),
Date of Birth: 10/25/1942                         both private equity investment
                                                  funds.

JULIE A. HILL                  Director elected   Owner and CEO of the Hillsdale  Currently serves as director
20 Via Diamante                February 2004      Companies (1997 - present), a   of Wellpoint Health Networks,
Newport Coast, CA                                 business consulting firm;       Inc.; Resources Connection
Date of Birth: 7/16/1946                          Founder, President and Owner    Inc.; Holcim (US) Inc. (parent
                                                  of the Hiram-Hill and           company Holcim Ltd).
                                                  Hillsdale Development
                                                  Companies from 1998 to 2001.

FRANKLIN W. HOBBS              Director since     Senior Advisor (since April     Currently serves as director
Houlihan Lokey                 2000               2003) and Former Chief          of Adolph Coors Company.
Howard & Zukin                                    Executive Officer of
685 Third Ave.                                    Houlihan Lokey Howard & Zukin,
New York, NY                                      an investment bank (January
Date of Birth: 7/30/1947                          2002 - April 2003); Chairman
                                                  of Warburg Dillon Read (1999 -
                                                  2001); Global Head of
                                                  Corporate Finance of SBC
                                                  Warburg Dillon Read (1997 -
                                                  1999); Chief Executive Officer
                                                  of Dillon, Read & Co. (1994 -
                                                  1997).

C. ALAN MACDONALD              Director since     Retired - General Business and  Currently serves as director
415 Round Hill Road            1988; and Lead     Governance Consulting (since    of Lincoln Snacks, H.J. Baker,
Greenwich, CT                  Independent        1992); formerly President and   and Seix Fund, Inc.*
Date of Birth: 5/19/1933       Director           CEO of Nestle Foods.

THOMAS J. NEFF                 Director since     Chairman of Spencer Stuart, an  Currently serves as director
Spencer Stuart                 1982               executive search consulting     of Ace, Ltd. and Exult, Inc.
277 Park Avenue                                   firm (since 1996); President
New York, NY                                      of Spencer Stuart (1979-1996).
Date of Birth: 10/2/1937

                               CURRENT POSITION
NAME, ADDRESS AND              LENGTH OF SERVICE      PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                      WITH FUND          DURING PAST FIVE YEARS            DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
JAMES F. ORR, III              Director since     President and CEO of            Currently serves as Chairman
80 Pinckney Street             2002; resigned     LandingPoint Capital (since     of Rockefeller Foundation,
Boston, MA                     3/3/2003           2002); Chairman and CEO of      Director of Nashua Corp. and
Date of Birth: 3/5/1943                           United Asset Management         SteelPoint Technologies.
                                                  Corporation (2000 to 2001);
                                                  Chairman and CEO of UNUM
                                                  Provident Corporation (1999 -
                                                  merger); Chairman and CEO of
                                                  UNUM Corporation (1988 -
                                                  1999).

----------

* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                                   ----------

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

         NAME AND              CURRENT POSITION    LENGTH OF SERVICE       PRINCIPAL OCCUPATION
      (DATE OF BIRTH)              WITH FUND      OF CURRENT POSITION     DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------
ROBERT S. DOW                  Chairman, Chief    Elected in 1996      Managing Partner and
(3/8/1945)                     Executive Officer                       Chief Investment
                               and President                           Officer of Lord Abbett
                                                                       since 1996.

CHRISTOPHER J. TOWLE           Executive Vice     Elected in 1995      Partner and
(10/12/1957)                   President                               Investment Manager,
                                                                       joined Lord Abbett in
                                                                       1987.

TRACIE E. AHERN                Vice President     Elected in 1999      Partner and Director of
(1/12/1968)                    and Treasurer                           Portfolio Accounting and
                                                                       Operations, joined Lord Abbett
                                                                       in 1999, prior thereto Vice
                                                                       President - Head of Fund
                                                                       Administration of Morgan
                                                                       Grenfell.

JOAN A. BINSTOCK               Chief Financial    Elected in 1999      Partner and Chief
(3/4/1954)                     Officer and Vice                        Operations Officer,
                               President                               joined Lord Abbett in
                                                                       1999, prior thereto
                                                                       Chief Operating
                                                                       Officer of Morgan
                                                                       Grenfell.

DANIEL E. CARPER               Vice President     Elected in 1987      Partner, joined Lord
(1/22/1952)                                                            Abbett in 1979.

        NAME AND               CURRENT POSITION    LENGTH OF SERVICE       PRINCIPAL OCCUPATION
    (DATE OF BIRTH)               WITH FUND       OF CURRENT POSITION     DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------
MICHAEL S. GOLDSTEIN           Vice President     Elected in 1998      Partner and Fixed Income
(10/29/1968)                                                           Investment Manager, joined
                                                                       Lord Abbett in 1997.

PAUL A. HILSTAD                Vice President     Elected in 1995      Partner and General
(12/13/1942)                   and Secretary                           Counsel, joined Lord
                                                                       Abbett in 1995.

ELLEN G. ITSKOVITZ             Vice President     Elected in 2001      Partner and Senior
(10/30/1957)                                                           Research Analyst,
                                                                       joined Lord Abbett in
                                                                       1998.

LAWRENCE H. KAPLAN             Vice President     Elected in 1997      Partner and Deputy
(1/16/1957)                    and Assistant                           General Counsel,
                               Secretary                               joined Lord Abbett in
                                                                       1997.

MAREN LINDSTROM                Vice President     Elected in 2000      Partner and Fixed Income
(9/17/1962)                                                            Investment Manager, joined
                                                                       Lord Abbett in 2000, prior
                                                                       thereto Director Convertible
                                                                       Sales at UBS AG from 1999 to
                                                                       2000, prior thereto Vice
                                                                       President- Convertible Sales
                                                                       at Deutsche Bank Securities
                                                                       Inc. from 1998 to 1999.

ROBERT G. MORRIS               Vice President     Elected in 1995      Partner and Director
(11/6/1944)                                                            of Equity Investments,
                                                                       joined Lord Abbett in
                                                                       1991.

A. EDWARD OBERHAUS, III        Vice President     Elected in 1996      Partner and Manager
(12/21/1959)                                                           of Equity Trading,
                                                                       joined Lord Abbett in
                                                                       1983.

CHRISTINA T. SIMMONS           Vice President     Elected in 2001      Assistant General Counsel,
(11/12/1957)                   and Assistant                           joined Lord Abbett in 1999,
                               Secretary                               formerly Assistant General
                                                                       Counsel of Prudential
                                                                       Investments from 1998 to 1999,
                                                                       prior thereto Counsel of
                                                                       Drinker, Biddle & Reath LLP, a
                                                                       law firm.

          NAME AND              CURRENT POSITION   LENGTH OF SERVICE       PRINCIPAL OCCUPATION
       (DATE OF BIRTH)             WITH FUND      OF CURRENT POSITION     DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------
BERNARD J. GRZELAK             Assistant          Elected in 2003      Director of Fund
(6/12/1971)                    Treasurer                               Administration, joined Lord
                                                                       Abbett in 2003, formerly Vice
                                                                       President, Lazard Asset
                                                                       Management from 2000 to 2003,
                                                                       prior thereto Manager of
                                                                       Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

TAX INFORMATION

1.44% of the ordinary income distribution paid by the Fund during 2003 is qualifying dividend income. For corporate shareholders, 1.44% of the Fund's ordinary income distribution qualified for the dividends received deduction.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
information of shareholders of the Fund, is to be
distributed only if preceded or accompanied by a
             current Fund prospectus.                    LORD ABBETT BOND-DEBENTURE FUND, INC.

 Lord Abbett Mutual Fund shares are distributed by:
           LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                   LABD-2-1203
                                                                                                             (2/04)

ITEM 2:     Code of Ethics.

       (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on December 31, 2003 (the "Period").

       (b)  Not applicable.

       (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

       (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

       (e)  Not applicable.

       (f)  See Item 10(a) concerning the filing of the Code of Ethics.

ITEM 3:     Audit Committee Financial Expert.

            The Registrant's Board of Directors has determined that each of the independent Directors who comprise the audit committee are audit committee financial experts. The members of the audit committee are
            E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs.
            Ms. Julie Hill is a newly elected member of the audit committee. Each audit committee member is independent within the meaning of the Form N-CSR.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2003 and 2002 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                            FISCAL YEAR ENDED:
                                                             2003         2002
Audit Fees {a}                                           $   55,000   $   75,000
Audit-Related Fees {b}                                        1,369        1,492
                                                         -----------------------
Total audit and audit-related fees                           56,369       76,492
                                                         -----------------------

Tax Fees {c}                                                  8,919        7,250
All Other Fees {d}                                            2,076            -
                                                         -----------------------
  Total Fees                                             $   67,364   $   83,742
                                                         -----------------------

----------

        {a} Consists of fees for audits of the Registrant's annual financial statements.

        {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

        {c} Fees for the fiscal year ended December 31, 2003 consist of fees of $7,550 for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies and fees of $1,369 for preparing IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

        Fees for the fiscal year ended December 31, 2002 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies.

        {d} Consists of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

               - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
               - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended December 31, 2003 and 2002 were:

                                                           FISCAL YEAR ENDED:
                                                           2003         2002
All Other Fees {a}                                       $   76,900   $  171,456

----------

        {a} Fees for the fiscal year ended December 31, 2003 consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's operations and general computer controls over equity securities processing for institutional and mutual fund accounts ("SAS 70 Report").

        Fees for the fiscal year ended December 31, 2002 consist of fees of $146,456 for testing of Business Continuity Planning and $25,000 for the SAS 70 Report.

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended December 31, 2003 and 2002 were:

                                                            FISCAL YEAR ENDED:
                                                            2003         2002
All Other Fees {b}                                       $   11,378          -0-

----------

        {b} Fees for the fiscal year ended December 31, 2003 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:     Audit Committee of Listed Registrants
            Not applicable.

ITEM 6:     [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
            Not applicable.

ITEM 8:     [Reserved]

ITEM 9:     Controls and Procedures.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of February 20, 2004 the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10:    Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of
            EX-99.CODEETH.

ITEM 10(b):

       (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      [REGISTRANT]


                                      /s/ Robert S. Dow
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date February 20, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      [REGISTRANT]


                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date February 20, 2004